Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended			12 Months Ended
	Aug. 30, 2019 shares	Apr. 15, 2019 shares	Dec. 12, 2018 shares	May 02, 2018 shares	Mar. 07, 2017 shares	May 17, 2016	Aug. 31, 2018 shares	Jul. 31, 2018 shares	Nov. 30, 2014 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Mar. 31, 2017 shares	Apr. 30, 2016 shares	Mar. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested										12,180,915	12,180,915
Options expected to vest										10,517,170						10,517,170
Options expected to vest, weighted-average exercise price | $ / shares										$ 0.0002
Options expected to vest, Aggregate intrinsic value | $										$ 176,161		$ 124,415
Weighted average fair value per option at grant date, Granted | $ / shares										$ 16.42		$ 17.75		$ 17.41
Total intrinsic value of options exercised | $										$ 59,423		$ 209,797		$ 154,233
Total fair value of options vested | $										69,174		$ 59,226		$ 37,979
Share-based compensation										$ 202,279	¥ 1,408,232		¥ 580,813		¥ 334,973
Weighted average remaining contractual term options outstanding										7 years 18 days	7 years 18 days	7 years 4 months 9 days	7 years 4 months 9 days
Number of options, Granted										5,820,796	5,820,796
Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The estimated fair value of ordinary shares of Tantan | $ / shares										$ 5.03
Share split ratio	1-for-5
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥											¥ 10,622		¥ 6,609		4,173
Unrecognized compensation expense | ¥																¥ 23,808
Weighted average recognition period										2 years 8 months 23 days	2 years 8 months 23 days
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued										44,758,220						44,758,220
Number of share options granted									0
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements expiration Period										10 years	10 years
Unrecognized compensation expense | ¥																¥ 1,178,770
Weighted average recognition period										2 years 7 months 13 days	2 years 7 months 13 days
Weighted average remaining contractual term options outstanding										7 years 18 days	7 years 18 days
2014 Plan [Member] | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued									14,031,194
Increase in number of shares reserved for future issuances										1.50%	1.50%
Number of shares reserved for future issuances, description										Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.	Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.
2014 Plan [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period						4 years
2014 Plan [Member] | RSUs [Member] | Independent Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted		130,000		100,000	100,000
2014 Plan [Member] | Employee and Executives Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥											¥ 495,256		377,241		286,119
2014 Plan [Member] | Non Employee Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥											880		14,360		¥ 44,277
2015 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued	9,039,035																2,793,812	2,000,000	1,000,000
2018 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued	29,818,370							5,963,674
Share based compensation arrangements expiration Period								10 years
Number of shares reserved for issuance, description								the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable.
2018 Plan [Member] | Qool Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted			9,000,000
Share-based compensation | ¥											¥ 10,811		¥ 566
Unrecognized compensation expense | ¥																¥ 10,314
Weighted average recognition period										11 months 12 days	11 months 12 days
2018 Plan [Member] | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term options outstanding										7 years 4 months 24 days	7 years 4 months 24 days	7 years 5 months 12 days	7 years 5 months 12 days
Number of options, Granted										3,414,378	3,414,378
2018 Plan [Member] | Options classified as Equity Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested										4,797,434	4,797,434
Options expected to vest										6,129,788						6,129,788
Options expected to vest, weighted-average exercise price | $ / shares										$ 2.90
Options expected to vest, Aggregate intrinsic value | $										$ 13,037		$ 23,534
Weighted average fair value per option at grant date, Granted | $ / shares										$ 3.05		$ 3.00
Total fair value of options vested | $										$ 24,985		$ 7,600
Share-based compensation | ¥											¥ 99,635		¥ 94,977
Unrecognized compensation expense | ¥																¥ 180,170
Weighted average recognition period										2 years 4 months 20 days	2 years 4 months 20 days
Weighted average remaining contractual term options outstanding										7 years 4 months 24 days	7 years 4 months 24 days
2018 Plan [Member] | Options classified as Liability Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥											¥ 791,028		¥ 86,778
2018 Plan [Member] | Founders [Member] | Options classified as Liability Awards | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period							4 years
Number of options, Granted							17,891,025